Equity and Divestitures - Schedule of Recognized the Following Warrant Obligations (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Recognized the Following Warrant Obligations [Line Items]
Balance at beginning	R$ 9,475	R$ 7,663
Change in fair value	(2,100)	1,812
Balance at ending	7,375	9,475
Public Warrants [Member]
Schedule of Recognized the Following Warrant Obligations [Line Items]
Balance at beginning	4,129	3,441
Change in fair value	(915)	688
Balance at ending	3,214	4,129
Private Placement Warrants [Member]
Schedule of Recognized the Following Warrant Obligations [Line Items]
Balance at beginning	5,346	4,222
Change in fair value	(1,185)	1,124
Balance at ending	R$ 4,161	R$ 5,346